Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2019
Short-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is to provide as high a level of current income as is consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41.45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. The Portfolio may also invest up to 10% of net assets in non-investment grade, high yield/high risk bonds (so called “junk bonds”). Investment grade securities are generally securities rated investment grade by major credit rating agencies (BBB- or higher by S&P; Baa3 or higher by Moody’s; BBB- or higher by Fitch) and non-investment grade securities are generally securities rated below investment grade by major credit rating agencies (BB+ or lower by S&P; Ba1 or lower by Moody’s; BB+ or lower by Fitch), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. Also, the Portfolio may invest up to 20% of net assets in foreign securities, including those of issuers located in emerging markets, consistent with its investment objective. Foreign securities held by the Portfolio may consist of both U.S. dollar and non-U.S. dollar denominated securities. Debt securities may be of any maturity, but under normal market conditions, the Portfolio’s average effective maturity will not exceed three years. The Portfolio primarily invests in corporate, government and mortgage- and asset-backed securities. The Portfolio’s mortgage-related securities investments may include collateralized mortgage obligations as well as commercial and residential mortgage-backed securities. The Portfolio’s investments in asset-backed securities include asset-backed auto loans. The Portfolio may also invest in Rule 144A securities. The Portfolio may also utilize futures and forward contracts primarily to adjust the Portfolio’s duration and yield curve exposure, as well as to hedge foreign currency exposure. The Portfolio may invest in swap agreements, including the purchase or sale of credit default swaps and interest rate swaps (to take a position on interest rates moving either up or down) in keeping with its investment objective. Duration is a measure of the sensitivity of the price of a Portfolio’s fixed income securities to changes in interest rates; the longer the duration, the more sensitive the price will be to changes in interest rates.

The adviser uses both a “top down” and “bottom up” investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall macroeconomic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on its economic outlook. The bottom up investment approach focuses on fundamental research of individual issuers.

Investment decisions reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the Portfolio may invest.

		The adviser may sell a portfolio security for a variety of reasons, such as to adjust the Portfolio’s average maturity, duration, or overall credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
  Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected and the adviser’s quality determinations with respect to securities that are unrated by the major credit rating agencies may be inaccurate, which could cause the Portfolio to underperform other mutual funds or lose money.
  Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.
  Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.
  Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks, and the risk of missed opportunities in other investments.
  Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
  High Yield Debt Risk – High yield debt securities (so called “junk bonds”) in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities. In addition, high yield debt securities may be particularly sensitive to changes in the securities markets.
  Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments. A portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
  Liquidity Risk – Fixed income and derivative investments can be difficult to purchase or sell at an advantageous time or price, if at all, during periods of reduced marketability for the investment or due to the size of the transaction. These risks may be magnified during periods of economic turmoil or in an extended economic downturn or when investing in emerging markets.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Mortgage- and Asset-Backed Securities Risk – The Portfolio invests in collateralized mortgage obligations, mortgage-backed securities and asset-backed securities. Mortgage-related and other asset-backed securities are subject to interest rate risk, credit risk and liquidity risk as well as additional risks including prepayment and extension risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed auto loans are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles and may be subject to heightened credit risk.
  Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio’s average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
  U.S. Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 1st – ‘09 2.53% Worst Qtr: 3rd – ‘11 -0.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return<br/>(for periods ended December 31, 2018)
Short-Term Bond Portfolio | Short-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	$ 493
2009	rr_AnnualReturn2009	7.22%
2010	rr_AnnualReturn2010	3.63%
2011	rr_AnnualReturn2011	0.55%
2012	rr_AnnualReturn2012	2.07%
2013	rr_AnnualReturn2013	0.55%
2014	rr_AnnualReturn2014	0.38%
2015	rr_AnnualReturn2015	0.72%
2016	rr_AnnualReturn2016	1.67%
2017	rr_AnnualReturn2017	1.33%
2018	rr_AnnualReturn2018	1.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.61%)
1 Yr	rr_AverageAnnualReturnYear01	1.36%
5 Yrs	rr_AverageAnnualReturnYear05	1.09%
10 Yrs	rr_AverageAnnualReturnYear10	1.93%
Short-Term Bond Portfolio | Bloomberg Barclays® 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	rr_AverageAnnualReturnYear05	1.03%
10 Yrs	rr_AverageAnnualReturnYear10	1.52%
Short-Term Bond Portfolio | Lipper® Variable Insurance Products (VIP) Short Investment Grade Debt Funds Average (reflects deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.19%
5 Yrs	rr_AverageAnnualReturnYear05	0.76%
10 Yrs	rr_AverageAnnualReturnYear10	1.60%